SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 MYR (RM) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 MYR (RM) shares
Product Information [Line Items]
Accounts receivable, allowance for credit loss
Inventories write-down				$ 36,636	36,241
Allowance for doubtful accounts	0		0		121,095		0
Impairment of long-lived assets			0		0		0
Forfeited coupon income	5,923	$ 1,361	6,876	12,587	15,209		170,431
Cost of revenue	157,745	36,663	340,559	149,877	297,333		775,855
Revenue from sales	663,889	201,284	1,469,556	806,850	1,016,962		3,434,561
Selling expenses	76,030	82,854	270,228	299,806	394,682		376,582
Advertising costs	0	2,473	4,737	19,131	20,218		14,339
Commission expenses	167,395	76,817	344,061	258,030	316,267		830,659
Defined contribution plan expense	34,966	21,674	$ 98,373	74,708	$ 99,488		75,802
Income tax examination, likelihood of unfavorable settlement			greater than 50%		greater than 50%	greater than 50%
Income tax examination, penalties and interest expense	0		$ 0	$ 395	$ 395		$ 0
Noncontrolling Interest, Description			Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals		Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			0	0	0	0	0	0
Social Security Organization [Member]
Product Information [Line Items]
Salary percentage			1.75%		1.75%	1.75%
Social Security Organization [Member] | MYR Currency [Member]
Product Information [Line Items]
Monthly salary | RM								RM 4,000
Employees Provident Fund [Member]
Product Information [Line Items]
Salary percentage			12.00%		12.00%	12.00%
Employment Insurance System [Member]
Product Information [Line Items]
Salary percentage			0.20%		0.20%	0.20%
Employment Insurance System [Member] | MYR Currency [Member]
Product Information [Line Items]
Monthly salary | RM						RM 4,000
Human Resource Development Fund [Member]
Product Information [Line Items]
Salary percentage			1.00%		1.00%	1.00%
Health And Wellness Services [Member]
Product Information [Line Items]
Cost of revenue			$ 0
Revenue from sales	40,930	1,308	72,069	$ 7,054	$ 7,543		$ 0
Shipping and Handling [Member]
Product Information [Line Items]
Selling expenses	$ 7,364	$ 2,139	$ 14,543	$ 7,411	11,054		$ 9,315
Health and Wellness Products [Member]
Product Information [Line Items]
Revenue from sales					$ 183,816